Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Determining the Numerator of Basic EPS

In determining the numerator of basic EPS, earnings (loss) attributable to the Group is allocated as follows:

	2018	2017	2016
Net income (loss) attributable to Owners of the Parent	301,232	(108,731)	(119,827)
Less: Net loss allocated to participating share grants of the Company	—	(2,025)	(2,844)
Less: Net loss allocated to participating shares of Group companies	(126)	(20)	(94)

Numerator of basic and diluted EPS	301,358	(106,686)	(116,889)

The following table contains the earnings (loss) per share of the Group for the years ended December 31, 2018, 2017 and 2016 (in thousands except share and per share amounts):

	2018	2017	2016
Numerator of basic EPS	301,358	(106,686)	(116,889)
Equals’ acquisition	33,316	—	—
Weighted average number of outstanding shares	232,499,264	215,571,771	191,225,664

Denominator of basic EPS	232,532,580	215,571,771	191,225,664
Basic earnings (loss) per share - R$	1.30	(0.49)	(0.61)

	2018	2017	2016
Numerator of diluted EPS	301,358	(106,686)	(116,889)
Equals’ acquisition	33,316	—	—
Share-based payments	1,748,001	—	—
Weighted average number of outstanding shares	232,499,264	215,571,771	191,225,664

Denominator of diluted EPS	234,280,581	215,571,771	191,225,664
Diluted earnings (loss) per share - R$	1.29	(0.49)	(0.61)